1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

October 31,  2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund II Post-Effective Amendment No. 140 (File No. 033-50718) and
Amendment No. 142 (File No. 811-07102) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 140 and, under the Investment Company Act of 1940, as amended, Amendment No. 142 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

This Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing a new series to the Trust, the LM Capital Opportunistic Bond Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese
David W. Freese